2. Regulatory framework (Details) $ in Thousands	Dec. 31, 2017 ARS ($)
Res. MEyM N° 6 y 41 /16 | Payables for purchase of electricity
SummaryOfRegulatoryFrameworkLineItems [Line Items]
Effects of credits notes issued	$ (270)
Res. MEyM N° 6 y 41 /16 | Purchase of electricity
SummaryOfRegulatoryFrameworkLineItems [Line Items]
Effects of credits notes issued	270
Res. MEyM N° 6 y 41 /16 | Income recognition of Note MEyM N° 2016-04484723
SummaryOfRegulatoryFrameworkLineItems [Line Items]
Effects of credits notes issued	0
Res. ENRE N° 1/16 | Payables for purchase of electricity
SummaryOfRegulatoryFrameworkLineItems [Line Items]
Effects of credits notes issued	(1,126)
Res. ENRE N° 1/16 | Purchase of electricity
SummaryOfRegulatoryFrameworkLineItems [Line Items]
Effects of credits notes issued	0
Res. ENRE N° 1/16 | Income recognition of Note MEyM N° 2016-04484723
SummaryOfRegulatoryFrameworkLineItems [Line Items]
Effects of credits notes issued	$ (1,126)